19 Deferred taxes and contributions (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of deferred taxes and contributions [Line Items]
Deferred income tax assets, beginning	R$ 905,258	R$ 933,815	R$ 1,054,103
Deferred income tax liabilities, beginning	(1,339,254)	(1,195,057)	(1,090,857)
Deferred tax assets (liabilities) net, beginning	(433,996)	(261,242)	(36,754)
Deferred tax asset, changes	26,478	(28,557)	(120,288)
Deferred tax liabilities, changes	86,802	(144,197)	(104,200)
Deferred tax assets, net, changes	113,280	(172,754)	(224,488)
Deferred income tax assets, ending	931,736	905,258	933,815
Deferred income tax liabilities, ending	(1,252,452)	(1,339,254)	(1,195,057)
Deferred tax assets (liabilities) net, ending	(320,716)	(433,996)	(261,242)
Provisions [member]
Summary of deferred taxes and contributions [Line Items]
Deferred income tax assets, beginning	366,673	337,833	482,863
Deferred tax asset, changes	69,772	28,840	(145,030)
Deferred income tax assets, ending	436,445	366,673	337,833
Pension obligations - G1 [member]
Summary of deferred taxes and contributions [Line Items]
Deferred income tax assets, beginning	157,998	157,044	165,503
Deferred tax asset, changes	(3,500)	954	(8,459)
Deferred income tax assets, ending	154,498	157,998	157,044
Donations of underlying asset on concession agreements [member]
Summary of deferred taxes and contributions [Line Items]
Deferred income tax assets, beginning	51,818	54,131	55,112
Deferred tax asset, changes	(1,676)	(2,313)	(981)
Deferred income tax assets, ending	50,142	51,818	54,131
Credit losses [member]
Summary of deferred taxes and contributions [Line Items]
Deferred income tax assets, beginning	145,622	197,920	199,063
Deferred tax asset, changes	10,097	(52,298)	(1,143)
Deferred income tax assets, ending	155,719	145,622	197,920
Deferred taxes other [member]
Summary of deferred taxes and contributions [Line Items]
Deferred income tax assets, beginning	183,147	186,887	151,562
Deferred tax asset, changes	(48,215)	(3,740)	35,325
Deferred income tax assets, ending	134,932	183,147	186,887
Temporary difference on concession of intangible asset [member]
Summary of deferred taxes and contributions [Line Items]
Deferred income tax liabilities, beginning	(408,732)	(433,842)	(460,177)
Deferred tax liabilities, changes	20,057	25,110	26,335
Deferred income tax liabilities, ending	(388,675)	(408,732)	(433,842)
Capitalization of borrowing costs [member]
Summary of deferred taxes and contributions [Line Items]
Deferred income tax liabilities, beginning	(409,236)	(420,978)	(415,379)
Deferred tax liabilities, changes	19,025	11,742	(5,599)
Deferred income tax liabilities, ending	(390,211)	(409,236)	(420,978)
Profit on supply to governmental entities [member]
Summary of deferred taxes and contributions [Line Items]
Deferred income tax liabilities, beginning	(372,289)	(206,978)	(76,705)
Deferred tax liabilities, changes	15,776	(165,311)	(130,273)
Deferred income tax liabilities, ending	(356,513)	(372,289)	(206,978)
Actuarial gain/loss - G1 Plan [member]
Summary of deferred taxes and contributions [Line Items]
Deferred income tax liabilities, beginning	(54,222)	(36,430)	(36,538)
Deferred tax liabilities, changes	5,243	(17,792)	108
Deferred income tax liabilities, ending	(48,979)	(54,222)	(36,430)
Construction margin [member]
Summary of deferred taxes and contributions [Line Items]
Deferred income tax liabilities, beginning	(83,399)	(86,164)	(88,947)
Deferred tax liabilities, changes	34,556	2,765	2,783
Deferred income tax liabilities, ending	(48,843)	(83,399)	(86,164)
Borrowing costs [member]
Summary of deferred taxes and contributions [Line Items]
Deferred income tax liabilities, beginning	(11,376)	(10,665)	(13,111)
Deferred tax liabilities, changes	(7,855)	(711)	2,446
Deferred income tax liabilities, ending	R$ (19,231)	R$ (11,376)	R$ (10,665)